Subsidiaries - Summary of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 HKD ($)
Disclosure of subsidiaries [Line Items]
Particulars of issued and paid up capital	¥ 402,130,000,000	$ 382,263,000,000		¥ 402,130,000,000	$ 382,263,000,000	¥ 402,130,000,000	$ 382,263,000,000
Aspire Holdings Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Cayman Islands
Place of establishment and operation	Cayman Islands
Particulars of issued and paid up capital | $		93,964,583
Proportion of ownership interest Held by the Company	66.41%
Principal activity	Investment holding company
China mobile communication (bvi) limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the British Virgin Islands (“BVI”)
Place of establishment and operation	the British Virgin Islands ("BVI")
Particulars of issued and paid up capital | $		1
Proportion of ownership interest Held by the Company	100.00%
Principal activity	Investment holding company
China Mobile Communication Co. Ltd. (CMC) [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 1,641,848,326
Proportion of Held by a subsidiary	100.00%
Principal activity	Network and business coordination center
China Mobile Group Guangdong Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 5,594,840,700
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Zhejiang Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 2,117,790,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Jiangsu Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 2,800,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Fujian Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 5,247,480,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Henan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 4,367,733,641
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Hainan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 643,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Beijing Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 6,124,696,053
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Shanghai Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 6,038,667,706
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Tianjin Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 2,151,035,483
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Hebei Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 4,314,668,531
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Liaoning Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 5,140,126,680
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Shandong Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 6,341,851,146
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Guangxi Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 2,340,750,100
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Anhui Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 4,099,495,494
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Jiangxi Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 2,932,824,234
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Chongqing Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 3,029,645,401
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Sichuan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 7,483,625,572
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Hubei Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 3,961,279,556
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Hunan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 4,015,668,593
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Shaanxi Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 3,171,267,431
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Shanxi Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 2,773,448,313
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Neimenggu Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 2,862,621,870
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Jilin Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 3,277,579,314
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Heilongjiang Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 4,500,508,035
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Guizhou Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 2,541,981,749
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Yunnan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 4,137,130,733
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Xizang Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 848,643,686
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Gansu Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 1,702,599,589
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Qinghai Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 902,564,911
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Ningxia Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 740,447,232
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Xinjiang Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 2,581,599,639
Proportion of Held by a subsidiary	100.00%
Principal activity	Telecommunications operator
China Mobile Group Design Institute Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 160,232,547
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of telecommunications network planning design and consulting services
China Mobile Holding Company Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital | $			$ 30,000,000
Proportion of ownership interest Held by the Company	100.00%
Principal activity	Investment holding company
China Mobile Information Technology Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital | $			7,633,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of roaming clearance, IT system operation, technology support services
Aspire (BVI) Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	BVI
Place of establishment and operation	BVI
Particulars of issued and paid up capital | $			1,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Investment holding company
Aspire Technologies (Shenzhen) Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital | $			10,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Development, services and maintenance of industry value-added platform
Aspire Information Network (Shenzhen) Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital | $			5,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of mobile data solutions, system integration and development
Aspire Information Technologies (Beijing) Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital | $			5,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Operation support and capability service of digital content
Fujian FUNO Mobile Communication Technology Company Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 60,000,000
Proportion of Held by a subsidiary	51.00%
Principal activity	Network construction and maintenance, network planning and optimizing, training and communication services
Advanced Roaming & Clearing House Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	BVI
Place of establishment and operation	BVI
Particulars of issued and paid up capital | $			2
Proportion of ownership interest Held by the Company	100.00%
Principal activity	Provision of roaming clearance services
Fit Best Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	BVI
Place of establishment and operation	BVI
Particulars of issued and paid up capital | $			$ 1
Proportion of ownership interest Held by the Company	100.00%
Principal activity	Investment holding company
China Mobile Hong Kong Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Hong Kong
Place of establishment and operation	Hong Kong
Particulars of issued and paid up capital | $		951,046,930
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of telecommunications and related services
China Mobile International Holdings Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Hong Kong
Place of establishment and operation	Hong Kong
Particulars of issued and paid up capital | $		19,319,810,000
Proportion of ownership interest Held by the Company	100.00%
Principal activity	Investment holding company
China Mobile International Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	Hong Kong
Place of establishment and operation	Hong Kong
Particulars of issued and paid up capital | $		$ 8,100,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of voice and roaming clearance services, internet services and value-added services
China Mobile Group Device Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 6,200,000,000
Proportion of Held by a subsidiary	99.97%
Principal activity	Provision of electronic communication products design services and sale of related products
China Mobile Group Finance Co., Ltd. ("China Mobile Finance") [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 11,627,783,669
Proportion of Held by a subsidiary	92.00%
Principal activity	Provision of non-banking financial services
China Mobile IoT Company Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 3,000,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of network services
China Mobile (Suzhou) Software Technology Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 3,172,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of Mobile Cloud research and development and operation support services
China Mobile E-Commerce Co., Ltd. ("China Mobile E-Commerce")
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 500,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of e-payment , e-commerce and internet finance services
China Mobile (Hangzhou) Information Technology Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 1,350,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of family information products, technology research and development services
China Mobile Online Services Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 2,000,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of call center and internet information services
MIGU Company Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 7,000,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of mobile internet digital content services
China Mobile TieTong Company Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 31,880,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of engineering, maintenance, sales and telecommunications services
China Mobile Internet Company Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 3,000,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of internet related services
China Mobile Investment Holdings Company Limited [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 1,175,920,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Investment holding company
China Mobile System Integration Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 1,300,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of computer system integration, construction, maintenance and related technology development services
China Mobile (Chengdu) ICT Co., Ltd.
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 1,000,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of information technology products and technology research and development services
China Mobile (Shanghai) ICT Co., Ltd.
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 800,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of information technology products and technology research and development services
China Mobile Financial Technology Co Ltd [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 555,410,800
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of e-payment , e-commerce and internet finance services
China Mobile Xiong'an ICT Co., Ltd [member]
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 150,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of information technology products and technology research and development services
Zhongyidong Information Technology Co., Ltd.
Disclosure of subsidiaries [Line Items]
Place of incorporation	the mainland of China
Place of establishment and operation	the mainland of China
Particulars of issued and paid up capital	¥ 1,000,000,000
Proportion of Held by a subsidiary	100.00%
Principal activity	Provision of IT solution including digital technology